Long-Term Debt	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Long-Term Debt

16) Long-Term Debt

Prior to the closing of the IPO, existing vessel financing agreements were amended to permit the transactions pursuant to which the Partnership acquired its initial fleet at the closing of the IPO and to establish a $20.0 million revolving credit facility.

The Partnership used the net proceeds from the IPO to repay either a portion of the amounts outstanding or the full amount outstanding under the existing loan facilities. All amended loan agreements have been assessed for debt extinguishment or debt modifications in accordance with Accounting Standards Codification 470, Debt. Debt that has been fully repaid has been accounted for as debt extinguishment, i.e., for all extinguishments of debt, the difference between the reacquisition price (which includes any premium) and the net carrying amount of the debt being extinguished (which includes any deferred debt issuance costs) has been recognized as a gain or loss when the debt was extinguished.

In August 2013, the Partnership acquired through its subsidiary, KNOT Shuttle Tankers AS, KNOT’s 100% interest in the company that owns and operates the Carmen Knutsen. The purchase price was $145.0 million, less bank debt of $89.1 million, originally drawn at $93 million, and other purchase price adjustments of $0.1 million. The purchase price was settled by way of a cash payment of $45.4 million and a seller’s credit provided by KNOT in the form of a loan for $10.5 million (the “Seller Loan”). The existing senior loan facility related to the Fortaleza Knutsen and the Recife Knutsen was further amended to increase borrowing capacity by $25.4 million, and $20.0 million was drawn under the existing loan facility related to the Bodil Knutsen.

Long-term debt as of December 31, 2013 and 2012, consisted of following:

(U.S. Dollars in thousands)	Vessel	December 31, 2013	December 31, 2012
$160 million loan facility	Fortaleza Knutsen & Recife Knutsen	$132,425	$144,100
$19 million loan facility	Fortaleza Knutsen & Recife Knutsen	—	18,350
$120 million loan facility	Bodil Knutsen	67,615	106,600
$85 million loan facility	Windsor Knutsen	52,400	56,400
$27.3 million loan facility	Windsor Knutsen	—	22,400
$93 million loan facility	Carmen Knutsen	87,188	—
Seller’s credit		10,349	—

Total long-term debt		349,977	347,850

Less current installments		29,269	28,833
Less seller’s credit		10,349	—

Long-term debt, excluding current installment and seller’s credit		$310,359	$319,017

$160 Million Secured Loan Facility and $19 Million Secured Loan Facility

The $160 million senior secured loan facility, as amended (the “Fortaleza and Recife Facility”), includes two tranches. Each tranche is repayable in quarterly installments over five years with final balloon payments due at maturity in March 2016 and August 2016. The Partnership used $26.3 million of net proceeds from the IPO to repay borrowings under the $160 million senior secured facility. The amendment to this loan agreement was accounted for as debt modification, and the Partnership recorded an additional $0.3 million as deferred financing fees in the consolidated and combined carve-out balance sheets.

The $19 million junior secured loan facility was fully repaid by using net proceeds from the IPO. At the closing date of the IPO, the outstanding long-term debt relating to the $19 million junior secured loan facility was $18.1 million. The amendment to this loan agreement was accounted for as debt extinguishment, and the remaining unamortized balance of $0.4 million was written-off from deferred financing fees.

The Fortaleza and Recife Facility was amended to increase borrowing capacity by $25.4 million in connection with the settlement of the acquisition of the Carmen Knutsen.

The Fortaleza and Recife Facility bears interest at LIBOR plus a fixed margin of 3.0%.

The Fortaleza and Recife Facility is secured by the Fortaleza Knutsen and the Recife Knutsen, and the Partnership and KNOT Shuttle Tankers AS are the sole guarantors. It also contains the following financial covenants:

•	Positive working capital for the borrower;
•	Minimum liquidity of the Partnership of $15 million plus increments of $1 million for each additional vessel acquired by the Partnership above the eighth vessel and $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract;
•	Minimum book equity ratio for the Partnership of 30%;
•	Minimum EBITDA to interest ratio for the Partnership of 2.50; and
•	Market value of the Fortaleza Knutsen and Recife Knutsen to be no less than 100% of the outstanding balance under the Fortaleza and Recife Facility.

The Fortaleza and Recife Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including total loss or sale of a vessel and customary events of default.

The borrower was in compliance with the amended financial covenants as of December 31, 2013.

$120 Million Secured Loan Facility

The $120 million secured loan facility includes two tranches. One tranche is repayable in semi-annual installments over five years with final balloon payments due at maturity in February 2016. The second tranche is repayable in semi-annual installments over 12 years assuming the balloon payment of the first tranche is refinanced in 2016. If the balloon payment of the first tranche is not refinanced in 2016, the second tranche becomes repayable with a final balloon payment due at maturity in February 2016. The Partnership used approximately $52.1 million of net proceeds from the IPO to repay borrowings under the $120 million secured loan facility and to amend such facility. The amended facility (the “Bodil Facility”) consists of a $50.0 million term loan facility and a $20.0 million revolving credit facility.

The Bodil Facility bears interest at LIBOR plus a margin ranging from 0.6% to 3.0%. In addition to the interest rates, the borrower shall pay to the agent (for distribution to GIEK) a guarantee commission of 1.75% per annum of the outstanding amounts under the GIEK Guarantee, payable semi-annually in arrears. GIEK means the Guarantee Institute for Export Credits (“Garanti-Instituttet for Eksportkreditt”), the Norwegian central governmental agency responsible for furnishing guarantees and insurance of export credits.

The amendment to this loan agreement was accounted for as debt modification, and the Partnership recorded an additional $0.3 million as deferred financing fees in the consolidated and combined carve-out balance sheets.

The revolving credit facility bears interest at LIBOR plus a fixed margin of 3.0% and has a commitment fee equal to 40% of the margin of the Revolving Credit facility calculated on the daily undrawn portion of the revolving credit facility (40% of 3.0%, which is 1.2% of the undrawn facility account).

The Bodil Knutsen, assignments of earnings, charterparty contracts and insurance proceeds are pledged as collateral for the Bodil Facility. The Partnership and KNOT Shuttle Tankers AS are the sole guarantors. The Bodil Facility contains the following financial covenants:

•	Market value of the Bodil Knutsen to be no less than 100% of the outstanding balance under the Bodil Facility for the first four years and 125% for the fifth year;
•	Positive working capital for the borrower;
•	Minimum liquidity of the Partnership of $15 million plus increments of $1 million for each additional vessel acquired by the Partnership above the eighth vessel and $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract;
•	Minimum book equity ratio for the Partnership of 30%; and
•	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The Bodil Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including total loss or sale of a vessel and customary events of default.

The borrower was in compliance with the amended financial covenants as of December 31, 2013.

$85 Million Secured Loan Facility

The Windsor Purchase Facility is repayable in semi-annual installments over eight years with a final balloon payment due at maturity in May 2015. None of the Windsor Purchase Facility was repaid in connection with the IPO.

Under the loan agreement, the borrower pays on a monthly basis into a retention account subsequently used for principal installments. This account is considered restricted cash.

The amended Windsor Purchase Facility bears interest at LIBOR plus a fixed margin of 2.25%. Before the amendment the interest rate was LIBOR plus a fixed margin of 0.82%.

The Windsor Knutsen, assignments of earnings, charterparty contracts and insurance proceeds are pledged as collateral for the Windsor Purchase Facility. The amended Windsor Purchase Facility contains the following financial covenant:

•	Market value of the Windsor Knutsen to be no less than 110% of the aggregate outstanding balance of the Windsor Purchase Facility.

The amended Windsor Purchase Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including total loss or sale of a vessel and customary events of default.

The amendment to this loan agreement was accounted for as debt modification, and the Partnership recorded an additional $0.1 million as deferred financing fees in the audited condensed consolidated and combined carve-out balance sheets.

The borrower was in compliance with the amended financial covenants as of December 31, 2013.

$27.3 Million Secured Loan Facility

The $27.3 million secured loan facility (the “Windsor Conversion Facility”) was fully repaid by using net proceeds from the IPO. At the closing date of the IPO, the outstanding long-term debt relating to the Windsor Conversion Facility was approximately $22.4 million. The amendment to this loan agreement was accounted for as debt extinguishment, and the remaining unamortized balance of $0.2 million was written-off from deferred financing fee.

$93 Million Secured Loan Facility

The $93 million secured loan facility (the “Carmen Facility”) is repayable in quarterly installments over five years with a final balloon payment due at maturity in January 2018. The Carmen Facility bears interest at LIBOR plus a margin of 2.5%. The Carmen Knutsen, assignments of earnings, charterparty contracts and insurance proceeds are pledged as collateral for the Carmen Facility. The Partnership and KNOT Shuttle Tankers AS are the sole guarantors. The Carmen Facility contains the following financial covenants:

•	Market value of the Carmen Knutsen to be no less than 100% of the outstanding balance under the Carmen Facility for the first four years and 125% for the fifth year;
•	Positive working capital for the borrower;
•	Minimum liquidity of the Partnership of $15 million plus increments of $1 million for each additional vessel acquired by the Partnership above the eighth vessel and $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract;
•	Minimum book equity ratio for the Partnership of 30%; and
•	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The Carmen Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including total loss or sale of a vessel and customary events of default.

The borrower was in compliance with the amended financial covenants as of December 31, 2013.

$10.5 Million Seller’s Credit

As part of the financing for the purchase of the Carmen Knutsen, KNOT provided the Seller Loan. The Seller Loan is non-amortizing, matures in five years or such other date as the parties agree and bears interest at LIBOR plus a fixed margin of 4.5%. Additionally, the Seller Loan is guaranteed by the Partnership, constitutes a senior debt obligation of the KNOT Shuttle Tankers AS and has priority over any shareholder loans or equity provided to KNOT Shuttle Tankers AS by its owners. The Seller Loan contains customary provisions in case of non-payment or bankruptcy proceedings and carries a default interest of LIBOR plus a fixed margin of 8%. The Seller Loan was reduced by $0.1 million as settlement for the working capital in Knutsen Shuttle Tankers 13 AS.

The LIBOR interest rates for the individual loans do not include the effect of the Partnership’s interest rate swaps. See Note 10 – Derivative Instruments and Note 11 – Fair Value Measurements.

The partnership does not have any unused commitments for long-term financing arrangements. Each of the Partnership’s loan facilities with the banks contain cross-default provisions that would be trigged if the Partnership and its subsidiaries defaults under their respective loan arrangements. In addition, each of the Partnership’s loan facilities with the banks contains material adverse change clauses that allow the lenders to accelerate debt repayments under conditions not objectively determinable.

The total outstanding debt as of December 31, 2013 is repayable as follows:

(US $ in thousands)
2014	$29,269
2015	74,619
2016	145,802
2017	11,750
2018 and thereafter	88,537

Total	$349,977